Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
11. Related Party Transactions
Founder Shares
On July 11, 2016, the Sponsor purchased 4,312,500 Class B Common Shares of the Company (which are the Founder Shares) for $25,000, or $0.006 per share. The Founder Shares are identical to the Public Shares included in the Units sold in the Public Offering except that, (i) only holders of the Founder Shares will be entitled to vote on the election of directors prior to the Company's initial Business Combination and, (ii) the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Sponsor agreed to forfeit up to 562,500 Founder Shares to the extent that the Over-allotment Option was not exercised in full by the underwriters so that the Sponsor will own 20% of the Company's issued and outstanding common shares after the Public Offering.  On January 3,2017, our Sponsor forfeited 519,225 Class B Common Shares pursuant to the partial exercise on December 16, 2016 of the underwriters' Over-allotment Option.  Subsequently the number of outstanding Founder Shares amounts to 3,793,275.
The Sponsor has agreed not to transfer, assign or sell any of their Founder Shares until the earlier of, (i) one year after the completion of the Company's Initial Business Combination, or earlier if, subsequent to the Company's Initial Business Combination, the last sale price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company's Initial Business Combination or, (ii) the Company consummates a liquidation, merger, stock exchange or other similar transaction that results in all of the Company's shareholders having the right to exchange their Class A Common Shares for cash, securities, or other property.
Private Placement Warrants
Upon the closing of the Public Offering on November 23, 2016, the Sponsor purchased from the Company an aggregate of 3,333,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant (an aggregate purchase price of $5,000,000).  On December 16, 2016,  following the partial exercise of the Over-allotment Option the Sponsor purchased a further 23,080 Additional Private Placement Warrants at a price of $1.50 per Private Placement Warrant (an aggregate purchase price of $34,620).  A portion of the proceeds from the sale of the Private Placement Warrants and the full proceeds from the sale of the Additional Private Placement Warrants were placed into the Trust Account.
The Private Placement Warrants (including the Class A Common Shares issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion of the Initial Business Combination and they are non-redeemable and exercisable on a cashless basis, provided that such cashless exercise is permitted under the laws of the Company's corporate jurisdiction, so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees, subject to certain exceptions. If the Private Placement Warrants are held by someone other than the initial purchasers of the Private Placement Warrants or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants included in the Units sold in the Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering and have no net cash settlement provisions.
If the Company does not complete the Initial Business Combination, then the proceeds will be part of the liquidating distribution to the public shareholders and the Private Placement Warrants issued to the Sponsor will expire worthless.
Units purchased in the Public Offering
CMB purchased 200,000 Units in the Public Offering at the public offering price, for an aggregate purchase price of $2,000,000.
Registration Rights
The holders of the Founder Shares and Private Placement Warrants (and any Class A Common Shares issuable upon the exercise of the Private Placement Warrants) are entitled to registration rights pursuant to a registration rights agreement executed on November 18, 2016. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the completion of the Company's Initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, one year after the date of the consummation of the Company's Initial Business Combination or earlier if, subsequent to the Company's Initial Business Combination, (a) the last sale price of the Company's Class A Common Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company's Initial Business Combination or (b) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company's shareholders having the right to exchange their Class A Common Shares for cash, securities or other property and (ii) in the case of the Private Placement Warrants and the respective Class A Common Shares underlying such warrants, 30 days after the completion of the Company's Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Related Party Loans
Pursuant to an unsecured promissory note (the "Note") dated November 14, 2016, the Sponsor agreed to loan the Company up to an aggregate of $250,000 to cover expenses related to the Public Offering. The Company borrowed $150,000 under the Note in connection with the Public Offering. The Note was interest bearing at a rate per annum equal to LIBOR plus 0.60% and was repaid in full on November 25, 2016.  A total of $139 was charged as interest on the Note.
No promissory notes have been granted throughout the financial year 2017.
Administrative Services Agreement
The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to CMB.  Services commenced on November 18, 2016, and will terminate upon the earlier of the consummation by the Company of its Initial Business Combination or the liquidation of the Company.
As of December 31, 2016, $15,000 was expensed by the Company for services rendered by CMB for the period from November 18 through December 31, 2016.
For the period from January 1, 2017, through December 31, 2017, $119,516 was expensed for services rendered by CMB during that period.